Cover	Jun. 16, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Quartzsea Acquisition Corporation (the “Company”) with the Securities and Exchange Commission on June 16, 2026 (the “Original Filing”). The purpose of this Amendment No. 1 is to disclose that, in connection with the postponement of the Extraordinary General Meeting of Shareholders, the deadline for shareholders to exercise redemption rights has been extended to 5:00 p.m., Eastern Time, on June 18, 2026. Except as expressly set forth herein, this Amendment No. 1 does not amend, update or modify any other information contained in the Original Filing.
Document Period End Date	Jun. 16, 2026
Entity File Number	001-42555
Entity Registrant Name	Quartzsea Acquisition Corporation
Entity Central Index Key	0002047455
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	QSEAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	QSEA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth of one ordinary share
Trading Symbol	QSEAR
Security Exchange Name	NASDAQ